Acquisitions and Divestitures - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 BiMetals [Member]	Dec. 31, 2013 BiMetals [Member] Maximum [Member]	Mar. 31, 2013 iTRACS Corporation [Member]	Mar. 31, 2013 iTRACS Corporation [Member]	Dec. 31, 2013 iTRACS Corporation [Member]	Jul. 31, 2013 Redwood Systems Inc [Member]	Dec. 31, 2013 Redwood Systems Inc [Member]	Mar. 31, 2014 Redwood Systems Inc [Member]	Jul. 31, 2013 Redwood Systems Inc [Member] Maximum [Member]	Jul. 31, 2013 Redwood Systems Inc [Member] Minimum [Member]	Jul. 31, 2013 Redwood Systems Inc [Member] Contingent Net Revenues Agreement [Member] Maximum [Member]	Dec. 31, 2013 Argus [Member]
Business Acquisition [Line Items]
Company acquisition date			Jan. 14, 2011
Cash paid for acquired assets and assumed liabilities		$ 34,000,000				$ 34,000,000	$ 34,000,000		$ 9,800,000						$ 12,000,000
Net sales	935,036,000	804,689,000						800,000		1,700,000
Estimated fair value									12,400,000		7,700,000
Additional consideration paid														37,250,000
Net sales target												55,000,000	55,000,000
Retention payments for employees												11,750,000
Proceed from sale of certain assets of business				23,000,000
Note with face value				15,000,000
Term of note					7 years
Estimated fair value of note				9,800,000
Identified intangible assets allocated				2,900,000
Goodwill allocated				6,500,000
Net gain on transaction				$ 18,700,000